NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED JANUARY 22, 2024

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2023

Effective May 1, 2024, Nuveen Large Cap Value Fund will be renamed Nuveen Large Cap Value Opportunities Fund. There will be no changes to the investment objective, principal investment strategies, principal risks or portfolio management of the Fund in connection with the name change.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCV-0124P

NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED JANUARY 22, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2023

Effective May 1, 2024, Nuveen Large Cap Value Fund will be renamed Nuveen Large Cap Value Opportunities Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-LCVSAI-0124P